COMMITMENTS AND CONTINGENCIES (Details)									3 Months Ended		12 Months Ended
	May 01, 2023 USD ($)	May 01, 2022 USD ($)	Aug. 01, 2021 USD ($)	May 01, 2021 USD ($)	Mar. 22, 2021 ft²	Jan. 28, 2021 USD ($) installment	Nov. 19, 2020	Jan. 01, 2020 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) ft²
Leases
Area of office space leased | ft²												4,100
Additional office space leased | ft²					15,385
Period of time after notice of cancellation that the lease effectively terminates					90 days		90 days
Total lease payments per month	$ 46,116	$ 23,039	$ 45,554	$ 22,477				$ 21,353
Rent expense									$ 69,000	$ 60,000	$ 262,900	$ 129,100
Future minimum commitments
2021									316,600
2022									546,700		265,200
2023									551,100		269,700
2024									461,200		274,200
2024											230,400
Total									$ 1,875,600		$ 1,039,500
Strategic Alliance Agreement | Leon Office (H.K.)
Strategic Alliance Agreement
Annual cost						$ 360,000
Number of quarterly installments | installment						4